Other Comprehensive Income (Loss) (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Re-measurement gain or (loss) on defined benefit plans:
Amounts arising during the year	¥ (14,906)	¥ 1,156	¥ 23,242
Tax effects	3,241	(432)	(7,688)
Re-measurement gain or (loss) on defined benefit plans	(11,665)	724	15,554
Exchange differences on translation of foreign operations:
Amounts arising during the year	42,939	8,125	(51,252)
Reclassification adjustments to profit or (loss)	(3,134)	39,964	22
Before tax effects	39,805	48,089	(51,230)
Tax effects	(5,166)	(1,478)	(590)
Exchange differences on translation of foreign operations	34,639	46,611	(51,820)
Net changes on revaluation of available-for-sale financial assets
Amounts arising during the year	0	24,413	12,485
Reclassification adjustments to profit or (loss)	0	(23,773)	22
Before tax effects	0	640	12,507
Tax effects	0	4,074	(2,986)
Net changes on revaluation of available-for-sale financial assets	0	4,714	9,521
Changes in fair value of financial assets measured at fair value through OCI:
Amounts arising during the year	7,202	0	0
Tax effects	(1,202)	0	0
Changes in fair value of financial assets measured at fair value through OCI	6,000	0	0
Cash flow hedges:
Amounts arising during the year	(28,063)	(1,460)	7,254
Reclassification adjustments to profit or (loss)	(6,363)	4,240	(418)
Before tax effects	(34,426)	2,780	6,836
Tax effects	633	(861)	(2,202)
Cash flow hedges	(33,793)	1,919	4,634
Hedging cost:
Amounts arising during the year	(4,088)	3,130	(321)
Reclassification adjustments to profit or (loss)	(908)	(815)	0
Before tax effects	(4,996)	2,315	(321)
Tax effects	87	(709)	99
Hedging cost	(4,909)	1,606	(222)
Share of other comprehensive income of investments accounted for using the equity method:
Amounts arising during the year	(101)	295	(38)
Reclassification adjustments to profit or (loss)	7	87	0
Before tax effects	(94)	382	(38)
Tax effects	0	0	0
Share of other comprehensive income of investments accounted for using the equity method	(94)	382	(38)
Other comprehensive income (loss) for the year, net of tax	¥ (9,822)	¥ 55,956	¥ (22,371)